SEGMENT INFORMATION - Detail of Total Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Other revenue from tenants	$ 219	$ 235	$ 440	$ 484
Investment and other revenue	237	247	403	397
Total revenue	1,886	1,802	3,571	3,551
Operating segments
Disclosure of operating segments [line items]
Lease revenue	819	908	1,719	1,923
Other revenue from tenants	219	235	440	484
Hospitality revenue	611	412	1,009	747
Investment and other revenue	237	247	403	397
Total revenue	1,886	1,802	3,571	3,551
Office
Disclosure of operating segments [line items]
Total revenue	439	445	918	920
Office | Operating segments
Disclosure of operating segments [line items]
Lease revenue	258	286	575	603
Other revenue from tenants	109	106	217	210
Hospitality revenue	8	7	15	14
Investment and other revenue	64	46	111	93
Retail
Disclosure of operating segments [line items]
Total revenue	360	364	715	730
Retail | Operating segments
Disclosure of operating segments [line items]
Lease revenue	259	267	526	535
Other revenue from tenants	64	64	123	127
Hospitality revenue	0	0	0	0
Investment and other revenue	37	33	66	68
LP Investments
Disclosure of operating segments [line items]
Total revenue	1,040	958	1,853	1,829
LP Investments | Operating segments
Disclosure of operating segments [line items]
Lease revenue	302	355	618	785
Other revenue from tenants	46	65	100	147
Hospitality revenue	603	405	994	733
Investment and other revenue	89	133	141	164
Corporate
Disclosure of operating segments [line items]
Total revenue	47	35	85	72
Corporate | Operating segments
Disclosure of operating segments [line items]
Lease revenue	0	0	0	0
Other revenue from tenants	0	0	0	0
Hospitality revenue	0	0	0	0
Investment and other revenue	$ 47	$ 35	$ 85	$ 72